CAPITAL STRUCTURE - Offering and Share Repurchase Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 15, 2017	May 09, 2016	Dec. 31, 2017	Dec. 31, 2016
Capital Structure [Line Items]
Shares issued	165,303,543
Offering expenses	$ 3,686
Net proceeds from issuance of ordinary shares	$ 1,159,500
Retirement of repurchased shares			$ 1,163,186	$ 803,171
Portion One [Member]
Capital Structure [Line Items]
Shares issued	83,307,744
Portion One [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares issued	27,769,248
Portion Two [Member]
Capital Structure [Line Items]
Shares issued	81,995,799
Underwriters for Resale in Public Offering [Member]
Capital Structure [Line Items]
Shares issued	47,307,744
Underwriters for Resale in Public Offering [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares issued	15,769,248
Underwriters to Satisfy Return Obligations [Member]
Capital Structure [Line Items]
Shares issued	81,995,799
One of the Underwriters [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares issued	12,000,000
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued			0
Retirement of repurchased shares (in shares)			0	0
Retirement of repurchased shares			$ 0	$ 0
Treasury Shares [Member] | Crown's subsidiary [Member]
Capital Structure [Line Items]
Share repurchased from shareholder for retirement (in ADSs or in shares)	165,303,544	155,000,000
Gross proceeds from issuance of ordinary shares	$ 1,163,186
Retirement of repurchased shares (in shares)				155,000,000
Share repurchased from shareholder for retirement	$ 1,163,186	$ 800,839
Share repurchase for retirement, average market price per ADS or per share		$ 5.1667
Retirement of repurchased shares				$ 803,171
Treasury Shares [Member] | Crown's subsidiary [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Share repurchased from shareholder for retirement (in ADSs or in shares)		51,666,666
Share repurchase for retirement, average market price per ADS or per share		$ 15.50
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued			165,303,543
Retirement of repurchased shares (in shares)			165,303,544	155,000,000
Retirement of repurchased shares			$ 1,653	$ 1,550
Ordinary Shares [Member] | Crown's subsidiary [Member]
Capital Structure [Line Items]
Retirement of repurchased shares (in shares)			165,303,544	155,000,000